United
                    Municipal
                    High Income
                    Fund, Inc.

                    ANNUAL
                    REPORT
                    --------------------------------------------
                    For the fiscal year ended September 30, 1997

FUND MANAGER'S LETTER
-----------------------------------------------------------------
SEPTEMBER 30, 1997

Dear Shareholder:

     This report relates to the operation of United Municipal High Income Fund, Inc. for the fiscal year ended September 30, 1997. The discussion, graphs and tables contained in this report will provide you with information regarding the Fund's performance during that period.

     Long-term interest rates generally declined during the past fiscal year with the prices of long-term bonds experiencing significant volatility, but trading within a relatively narrow range. Balanced budget legislation was approved by Congress during the year and the federal budget deficit declined sharply to less than one percent of Gross Domestic Product. The domestic economy experienced its seventh consecutive year of expansion, with inflation actually declining despite tight labor markets. Economic activity throughout the rest of the developed world remained mostly sluggish, making U.S. financial assets attractive to foreign investors and causing a huge flow of cash into U.S. stocks and bonds.

     Due to the strengthening economic activity and moderating credit risk prevailing during much of the fiscal year, we maintained an overweighted position in bonds with ratings below investment grade. We also were overweighted in the healthcare sector. We continued to emphasize broad diversification and credit research before and after the purchase of investments, choosing bonds from the available supply that possessed acceptable credit quality.

     The strategies and techniques we applied resulted in the Fund's performance exceeding that of the indexes charted on the following page during the fiscal year. Those indexes reflect the performance of securities that generally represent the municipal bond market (the Lehman Brothers Municipal Bond Index) and the universe of funds with similar investment objectives (the Lipper High Yield Municipal Bond Fund Universe Average). The superior performance of the Fund during the fiscal year resulted primarily from holding a high percentage of lower quality bonds and the excellent credit experience of the Fund's portfolio.

     We anticipate that the available supply of bonds with attractive yields commensurate with their credit risks will be limited during the next fiscal year. This may cause us to increase our focus on general market issues. We will strive to remain fully invested, but in a slightly higher quality portfolio, in an effort to meet the Fund's investment objectives.

     Thank you for your continued confidence.

Respectfully,
John M. Holliday
Manager, United Municipal High Income Fund

             Comparison of Change in Value of $10,000 Investment in
            United Municipal High Income Fund, Inc. Class A Shares,
                   The Lehman Brothers Municipal Bond Index,
         and The Lipper High Yield Municipal Bond Fund Universe Average

                                              Lipper
                                          High Yield
                      United   Lehman      Municipal
                      MunicipalBrothers         Bond
                      High IncomeMunicipal      Fund
                      Fund,      Bond       Universe
                      Inc.      Index        Average
                      ------------------  ----------
     09/30/87  Purchase        $9,575        $10,000   $10,000
     09/30/88         10,271   11,319         11,184
     09/30/89         11,439   12,302         12,228
     09/30/90         12,113   13,138         12,842
     09/30/91         13,609   14,870         14,223
     09/30/92         15,117   16,425         15,606
     09/30/93         17,199   18,518         17,536
     09/30/94         17,207   18,066         17,135
     09/30/95         19,037   20,088         18,759
     09/30/96         20,447   21,302         19,871
     09/30/97         22,789   23,225         21,781

     ==== United Municipal High Income Fund, Inc.*-- $22,789
     ++++ Lehman Brothers Municipal Bond Index  -- $23,225
     ---- Lipper High Yield Municipal Bond Fund Universe Average - $21,781

*The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund.


         Average Annual Total Return
                    Class A+
         --------------------

Year Ended
   9/30/97          6.72%
5 Years Ended
   9/30/97          7.61%
10 Years Ended
   9/30/97          8.58%

+Performance data quoted represents past performance and is based on deduction of a 4.25% sales load on the initial purchase in each of the three periods. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

Past performance is not predictive of future performance. Indexes are unmanaged.

SHAREHOLDER SUMMARY
--------------------------------------------------------------
United Municipal High Income Fund, Inc.

PORTFOLIO STRATEGY:
Ordinarily, at least 75%   OBJECTIVE:   High level of income
medium and lower rated                  which is not
Municipal Bonds                         subject to Federal income taxation.
                                        (Income may be
Generally less than 20%                 subject to state and
Taxable Debt Securities                 local taxes.  A portion may be subject
                                        to Federal
No more than 25% in                     taxes, including
industrial revenue                      alternative minimum tax.)
bonds of any one industry
                            STRATEGY:   Invests primarily in municipal bonds
                                        (debt securities the interest on which
                                        is generally exempt from Federal income
                                        tax) in the medium- and lower-rated
                                        categories as classified by recognized
                                        rating agencies.  (May invest in
                                        securities subject to repurchase
                                        agreements.  May invest in certain
                                        options and futures.)

                             FOUNDED:   1986

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY

          PER SHARE DATA
For the Fiscal Year Ended September 30, 1997
--------------------------------------------
DIVIDENDS PAID                 $0.33
                               =====

CAPITAL GAINS DISTRIBUTION     $0.01
                               =====

NET ASSET VALUE ON
   3/31/97  $5.55 adjusted to: $5.56(A)
   9/30/96                      5.31
                               -----
CHANGE PER SHARE               $0.25
                               =====

(A)This number includes the capital gains distribution of $0.01 paid in December 1996 added to the actual net asset value on September 30, 1997.

Past performance is not necessarily indicative of future results.

                              TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With       Without
Period                                 Sales Load* Sales Load**
------                                 ----------- ------------
 1-year period ended 9-30-97              6.72%       11.45%
 5-year period ended 9-30-97              7.61%        8.55%
10-year period ended 9-30-97              8.58%        9.06%

 *Performance data quoted represents past performance and is based on deduction of 4.25% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1997, United Municipal High Income Fund, Inc. had net assets totaling $473,755,797 invested in a diversified portfolio.

As a shareholder of United Municipal High Income Fund, Inc., for every $100 you had invested on September 30, 1997, your Fund owned:

 $20.81  Life Care/Nursing Center Revenue Bonds
  15.66  Other Municipal Bonds
  12.08  Industrial Development Revenue Bonds
  11.28  Hospital Revenue Bonds
  11.22  Airport Revenue Bonds
   5.53  Housing Revenue Bonds
   5.07  Resource Recovery Bonds
   4.23  Water and Sewer Revenue Bonds
   3.57  Transportation Revenue Bonds
   3.52  Prerefunded ETM
   2.65  General Obligation Bonds
   2.26  Cash and Cash Equivalents
   2.12  Lease/Certificates of Participation Bonds




                    1997 TAX YEAR TAXABLE EQUIVALENT YIELDS*
-----------------------------------------------------------------
If your Taxable Income is:
                                    Your         Equivalent
                                  Marginal    Tax Free Yields
   Joint               Single        Tax     --------------------------
   return              Return    Bracket Is  5%    6%    7%    8%

$      0- 41,200  $      0- 24,650          15%  5.88  7.06  8.24  9.41

$ 41,201- 99,600  $ 24,651- 59,750          28%  6.94  8.33  9.72 11.11

$ 99,601-151,750  $ 59,751-124,650          31%  7.25  8.70 10.14 11.59

$151,751-271,050  $124,651-271,050          36%  7.81  9.38 10.94 12.50

$271,051 and above$271,051 and above      39.6%  8.28  9.93 11.59 13.25

*Table is for illustration only and does not represent the actual performance of United Municipal High Income Fund, Inc.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS
ALABAMA - 1.57%
 The Industrial Development Board of the Town of
   Courtland (Alabama), Solid Waste Disposal
   Revenue Bonds (Champion International
   Corporation Project), Series 1995A,
   6.5%, 9-1-2025 ........................   $ 5,000 $  5,337,500
 The Marshall County Health Care Authority,
   Hospital Revenue Refunding Bonds,
   Series 1992 (Guntersville-Arab
   Medical Center),
   7.0%, 10-1-2013 .......................     1,000    1,053,750
 The Medical Clinic Board of the City of Ozark,
   Alabama, First Mortgage Revenue Bonds (United
   States Health & Housing Foundation, Inc.
   Project), Series 1988-A,
   10.0%, 10-1-2015 ......................     1,000    1,045,810
   Total .................................              7,437,060

ALASKA - 0.78%
 City of Seward, Alaska, Revenue Bonds, 1996
   (Alaska Sealife Center Project),
   7.65%, 10-1-2016 ......................     2,000    2,092,500
 Anchorage Parking Authority, Lease Revenue
   Refunding Bonds, Series 1993 (5th Avenue
   Garage Project),
   6.75%, 12-1-2008 ......................     1,500    1,606,875
   Total .................................              3,699,375

ARIZONA - 0.60%
 Hayden-Winkelman Unified School District
   No. 41 of Gila County, Arizona, Capital
   Appreciation Refunding Bonds, Series 1995,
   0.0%, 7-1-2010 ........................     6,145    2,857,425

CALIFORNIA - 8.02%
 Foothill/Eastern Transportation Corridor
   Agency, Toll Road Revenue Bonds, Series
   1995A,
   0.0%, 1-1-2013 (A) ....................    11,925    8,615,813
 California Statewide Communities Development
   Authority, Special Facilities Lease
   Revenue Bonds, 1997 Series A (United Air
   Lines, Inc. - San Francisco International
   Airport Projects),
   5.7%, 10-1-2033 .......................     8,000    7,910,000


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
CALIFORNIA (Continued)
 San Joaquin Hills Transportation Corridor
   Agency (Orange County, California):
   Senior Lien Toll Road Revenue Bonds,
   0.0%, 1-1-2011 (A) ....................   $ 2,500 $  2,378,125
   Junior Lien Toll Road Revenue Bonds,
   0.0%, 1-1-2002 ........................     2,755    2,283,206
 Hospital Refunding Revenue Certificates
   of Participation, Series 1993,
   California Statewide Communities
   Development Authority, Inverse Floating
   Rate Security,
   6.86%, 11-1-2015 ......................     4,000    3,800,000
 Hi-Desert Memorial Hospital District,
   Revenue Bonds, Series 1994A,
   8.0%, 10-1-2019 .......................     3,000    3,232,500
 Sierra Kings Health Care District Revenue
   Bonds, Series 1996,
   6.5%, 12-1-2026 .......................     3,000    3,033,750
 Transmission Agency of Northern California,
   California-Oregon Transmission Project,
   Revenue Refunding Bonds, 1993 Series A,
   INFLOS,
   6.609%, 4-29-2024 .....................     2,500    2,518,750
 Certificates of Participation (1991 Capital
   Improvement Project), Bella Vista Water
   District (California),
   7.375%, 10-1-2017 .....................     1,500    1,608,750
 Carson Redevelopment Agency (California),
   Redevelopment Project Area No. 1,
   Tax Allocation Bonds, Series 1993B,
   6.0%, 10-1-2016 .......................     1,500    1,537,500
 Kings County Waste Management Authority,
   Solid Waste Revenue Bonds, Series 1994
   (California),
   7.2%, 10-1-2014 .......................     1,000    1,095,000
   Total .................................             38,013,394


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
COLORADO - 4.61%
 City and County of Denver, Colorado:
   Airport System Revenue Bonds,
   Series 1994A,
   7.5%, 11-15-2023 ......................   $ 3,000 $  3,452,050
   Revenue Bonds (Jewish Community Centers
   of Denver Project), Series 1994:
   8.25%, 3-1-2024 .......................     2,390    2,548,338
   7.875%, 3-1-2019 ......................       815      857,788
   Special Facilities Airport Revenue Bonds
   (United Air Lines Project), Series 1992A,
   6.875%, 10-1-2032 .....................     2,500    2,678,125
 Colorado Housing and Finance Authority,
   Single Family Program Senior and
   Subordinate Bonds, 1997 Series B-2,
   Senior Bonds (AMT),
   7.0%, 5-1-2026 ........................     2,250    2,522,813
 City of Colorado Springs, Colorado,
   Airport System Revenue Bonds, Series 1992A,
   7.0%, 1-1-2022 ........................     2,200    2,395,250
 Sand Creek Metropolitan District, Adams
   County and City and County of Denver,
   Colorado, General Obligation Limited
   Tax Bonds, Series 1997,
   7.125%, 12-1-2016 .....................     2,000    2,035,000
 Pitkin County, Colorado, Lease Purchase
   Agreement, Certificates of Participation
   (County Administration Building Project),
   Series 1991,
   7.4%, 10-1-2011 .......................     1,500    1,627,500
 Mountain Village Metropolitan District, San
   Miguel County, Colorado, General
   Obligation Refunding Bonds, Series 1992,
   8.1%, 12-1-2011 .......................     1,435    1,598,231
 Bachelor Gulch Metropolitan District,
   Eagle County, Colorado, General Obligation
   Bonds, Series 1996,
   7.0%, 12-1-2015 .......................     1,095    1,141,538
 Town of Erie, Colorado (In Boulder and
   Weld Counties), Water Enterprise
   Revenue Bonds, Series 1997B,
   6.125%, 12-1-2021 .....................     1,000    1,003,750
   Total .................................             21,860,383


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
CONNECTICUT - 1.15%
 State of Connecticut Health and
   Education Facilities Authority,
   Revenue Bonds, Edgehill Issue
   Series B (Weekly Rate),
   6.875%, 7-1-2027 ......................   $ 2,400 $  2,460,000
 Eastern Connecticut Resource Recovery
   Authority, Solid Waste Revenue Bonds
   (Wheelabrator Lisbon Project),
   Series 1993A,
   5.5%, 1-1-2014 ........................     2,000    1,970,000
 Connecticut Development Authority, First
   Mortgage Gross Revenue Health Care
   Project Refunding Bonds (Church Homes,
   Inc., Congregational Avery Heights
   Project - 1997 Series),
   5.8%, 4-1-2021 ........................     1,000    1,003,750
   Total .................................              5,433,750

DISTRICT OF COLUMBIA - 1.17%
 Certificates of Participation, Series 1993,
   District of Columbia,
   7.3%, 1-1-2013 ........................     3,000    3,360,000
 District of Columbia Revenue Bonds
   (National Public Radio Issue),
   Series 1992,
   7.625%, 1-1-2013 ......................     2,000    2,195,000
   Total .................................              5,555,000

FLORIDA - 5.04%
 Lake County, Florida, Resource Recovery
   Industrial Development Refunding Revenue
   Bonds (NRG/Recovery Group Project),
   Series 1993A,
   5.95%, 10-1-2013 ......................     8,350    8,558,750
 Sanford Airport Authority (Florida),
   Industrial Development Revenue Bonds
   (Central Florida Terminals, Inc. Project):
   Series 1995A,
   7.75%, 5-1-2021 .......................     4,000    4,215,000
   Series 1995C,
   7.5%, 5-1-2021 ........................       500      518,750
 St. Johns County Industrial Development
   Authority, Health Care Revenue Bonds,
   Tax Exempt Series 1997A (Bayview Project),
   7.1%, 10-1-2026 .......................     4,000    4,130,000


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
FLORIDA (Continued)
 Sarasota County (Florida) Health Facilties
   Authority, Health Care Facilities Revenue
   Refunding Bonds, Series 1995 (Sarasota-
   Manatee Jewish Housing Council, Inc.
   Project),
   6.7%, 7-1-2025 ........................   $ 3,000 $  3,112,500
 Dade County Industrial Development Authority,
   Industrial Development Revenue Bonds,
   Series 1995 (Miami Cerebral Palsy
   Residential Services, Inc. Project),
   8.0%, 6-1-2022 ........................     1,900    2,009,250
 City of Fort Walton Beach, First Mortgage
   Industrial Development Revenue Bonds,
   Series 1986 (Ft. Walton Beach Ventures,
   Inc. Project),
   10.5%, 12-1-2016 ......................     1,295    1,346,800
   Total .................................             23,891,050

GEORGIA - 1.08%
 Coffee County Hospital Authority (Georgia),
   Revenue Anticipation Certificates (Coffee
   Regional Medical Center, Inc. Project),
   Series 1997A,
   6.75%, 12-1-2016 ......................     5,000    5,106,250

GUAM - 0.69%
 Guam Airport Authority, General Revenue
   Bonds, 1993 Series B,
   6.6%, 10-1-2010 .......................     3,000    3,273,750

IDAHO - 0.48%
 Idaho Health Facilities Authority, Hospital
   Revenue Refunding Bonds, Series 1992
   (IHC Hospitals, Inc.), Indexed Inverse
   Floating Rate Securities,
   8.18%, 2-15-2021 (B) ..................     2,000    2,280,000

ILLINOIS - 4.36%
 Illinois Health Facilities Authority:
   Revenue Refunding Bonds,
   Series 1995A (Fairview Obligated
   Group),
   7.125%, 8-15-2017 .....................     3,525    3,692,437
   Revenue Bonds, Series 1995 (Mercy
   Center for Health Care Services),
   6.375%, 10-1-2015 .....................     2,500    2,625,000


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
ILLINOIS (Continued)
 City of Hillsboro, Montgomery County,
   Illinois, General Obligation Bonds
   (Alternate Revenue Source), Series 1991,
   7.5%, 12-1-2021 .......................   $ 2,640 $  2,857,800
 Illinois Development Finance Authority
   Revenue Bonds, Series 1993C (Catholic
   Charities Housing Development
   Corporation Project),
   6.1%, 1-1-2020 ........................     2,500    2,553,125
 Village of Lansing, Illinois, Landings
   Redevelopment Project Area, Tax Increment
   Refunding Revenue Bonds (Limited Sales
   Tax Pledge), Series 1992,
   7.0%, 12-1-2008 .......................     2,000    2,187,500
 Village of Hanover Park, Cook and DuPage
   Counties, Illinois, First Mortgage
   Revenue Bonds, Series 1989 (Windsor
   Park Manor Project),
   9.5%, 12-1-2014 .......................     2,000    2,097,880
 Village of Hodgkins, Cook County, Illinois,
   Tax Increment Revenue Refunding Bonds,
   Series 1995A,
   7.625%, 12-1-2013 .....................     1,750    1,929,375
 Village of Carol Stream, DuPage County,
   Illinois, First Mortgage Revenue
   Refunding Bonds, Series 1997 (Windsor
   Park Manor Project),
   7.0%, 12-1-2013 .......................     1,500    1,543,125
 Village of Bourbonnais, Kankakee County,
   Illinois, Sewerage Revenue Bonds,
   Series 1993,
   7.25%, 12-1-2012 ......................     1,085    1,160,950
   Total .................................             20,647,192


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
INDIANA - 4.59%
 Indianapolis Airport Authority, Special
   Facilities Revenue Bonds:
   Series 1995A, United Air Lines, Inc.,
   Indianapolis Maintenance Center Project,
   6.5%, 11-15-2031 ......................   $ 6,000 $  6,367,500
   Series 1994, Federal Express
   Corporation Project,
   7.1%, 1-15-2017 .......................     4,500    5,017,500
 City of East Chicago, Indiana, Pollution
   Control Refunding Revenue Bonds (Inland
   Steel Company Project No. 10),
   Series 1993,
   6.8%, 6-1-2013 ........................     3,000    3,191,250
 Indiana Development Finance Authority, Pollution
   Control Refunding Revenue Bonds (Inland Steel
   Company Project No. 12), Series 1995,
   6.85%, 12-1-2012 ......................     2,500    2,690,625
 Indiana Health Facility Financing Authority:
   Hospital Revenue Refunding Bonds, Series 1996
   (Hancock Memorial Hospital and Health Services),
   6.125%, 8-15-2017 .....................     1,250    1,276,562
   Hospital Revenue Bonds, Series 1992
   (Fayette Memorial Hospital Project),
   7.2%, 10-1-2022 .......................     1,000    1,066,250
 City of Carmel, Indiana, Retirement Rental
   Housing Revenue Refunding Bonds (Beverly
   Enterprises - Indiana, Inc. Project),
   Series 1992,
   8.75%, 12-1-2008 ......................     1,500    1,674,375
 Indiana Housing Finance Authority, Residential
   Mortgage Bonds, 1988 Series R-A,
   0.0%, 1-1-2013 ........................     1,635      447,581
   Total .................................             21,731,643


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
KANSAS - 2.46%
 Kansas Development Finance Authority:
   Community Provider Loan Program (Community
   Living Opportunities, Inc.), Series
   1992A Revenue Bonds,
   8.875%, 9-1-2011 ......................  $  2,790 $  2,995,762
   Multifamily Housing Revenue Bonds,
   (Oak Ridge Park Apartments Project),
   Series 1997F,
   6.625%, 8-1-2029 ......................     1,875    1,879,688
 City of Lenexa, Kansas (Lakeview Village),
   Health Care Facility Revenue Bonds,
   Series 1997B,
   6.25%, 5-15-2026 ......................     4,500    4,584,375
 City of Prairie Village, Kansas, Claridge
   Court Project Revenue Bonds, Series 1993A:
   8.5%, 8-15-2004 .......................     1,000    1,108,750
   8.75%, 8-15-2023 ......................     1,000    1,106,250
   Total .................................             11,674,825

KENTUCKY - 0.93%
 Kenton County Airport Board (Commonwealth
   of Kentucky), Special Facilities Revenue
   Bonds, 1992 Series A (Delta Air Lines,
   Inc. Project),
   7.5%, 2-1-2020 ........................     3,000    3,307,500
 County of Perry, Kentucky, Solid Waste
   Disposal Revenue Bonds (TJ International
   Project), Series 1994,
   7.0%, 6-1-2024 ........................     1,000    1,077,500
   Total .................................              4,385,000

LOUISIANA - 1.77%
 Parish of St. Charles, State of Louisiana:
   Environmental Revenue Bonds (Louisiana
   Power & Light Company Project),
   Series 1994-A,
   6.875%, 7-1-2024 ......................     2,750    2,970,000
   Pollution Control Revenue Bonds
   (Union Carbide Project),
   Series 1992,
   7.35%, 11-1-2022 ......................     2,000    2,210,000
 Board of Commissioners of the Port of New
   Orleans, Industrial Development Revenue
   Refunding Bonds (Continental Grain Company
   Project), Series 1993,
   7.5%, 7-1-2013 ........................     2,000    2,192,500


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
LOUISIANA (Continued)
 LaFourche Parish Home Mortgage Authority,
   Tax-Exempt Capital Appreciation Refunding
   Bonds, Series 1990-B, Class B-2,
   0.0%, 5-20-2014 .......................   $ 3,300 $  1,014,750
   Total .................................              8,387,250

MAINE - 0.61%
 Maine Veterans' Homes, Revenue Bonds,
   1995 Series,
   7.75%, 10-1-2020 ......................     2,810    2,887,275

MARYLAND - 0.95%
 Maryland Economic Development Corporation,
   Senior Lien Revenue Bonds (Rocky Gap
   Golf Course and Hotel/Meeting Center
   Project), Series 1996 A,
   8.375%, 10-1-2009 .....................     3,250    3,428,750
 Baltimore County, Maryland, Pollution
   Control Revenue Refunding Bonds,
   Series 1994A (Bethlehem Steel
   Corporation Project),
   7.55%, 6-1-2017 .......................     1,000    1,093,750
   Total .................................              4,522,500

MASSACHUSETTS - 6.98%
 Massachusetts Industrial Finance Agency:
   First Mortgage Revenue Bonds, Reeds
   Landing Project, Series 1993,
   8.625%, 10-1-2023 .....................     9,945   10,964,362
   Resource Recovery Revenue Bonds (SEMASS
   Project), Series 1991B,
   9.25%, 7-1-2015 .......................     4,900    5,579,875
   Revenue Bonds, Glenmeadow Retirement
   Community Project, Series 1996C:
   8.625%, 2-15-2026 .....................     2,200    2,378,750
   8.375%, 2-15-2018 .....................     1,260    1,349,775
   Revenue Bonds, Beaver Country Day School
   Issue, Series 1992, Subseries A,
   8.1%, 3-1-2008 ........................     1,505    1,582,131


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MASSACHUSETTS (Continued)
 Massachusetts Health and Educational
   Facilities Authority:
   Revenue Bonds, Beth Israel Hospital
   Issue, Series G1, Inverse Floating
   Rate Securities,
   8.37%, 7-1-2025 .......................   $ 5,000 $  5,450,000
   Revenue Bonds, New England Deaconess
   Hospital Issue, Series D,
   6.875%, 4-1-2022 ......................     3,490    3,817,188
 Massachusetts Municipal Wholesale Electric
   Company Power Supply System Revenue Bonds,
   INFLOS,
   3.6%, 7-1-2018 ........................     2,000    1,960,000
   Total .................................             33,082,081

MICHIGAN - 0.15%
 Michigan Strategic Fund, Limited Obligation
   Revenue Bonds, Knollwood Corporation
   Project, Series A,
   10.146%, 10-1-2016 (C).................     1,300      715,000

MISSISSIPPI - 0.50%
 Lowndes County, Mississippi, Solid Waste
   Disposal and Pollution Control Refunding
   Revenue Bonds (Weyerhaeuser Company
   Project), Series 1992B, Indexed Inverse
   Floating/Fixed Term Bonds,
   8.18%, 4-1-2022 (D) ...................     2,000    2,367,500

MISSOURI - 4.16%
 State Environmental Improvement and Energy
   Resources Authority (State of Missouri),
   Water Facilities Revenue Bonds
   (Tri-County Water Authority Project),
   Series 1992:
   8.75%, 4-1-2022 .......................     4,340    4,801,125
   8.25%, 4-1-2002 .......................       535      576,462
 Lake of the Ozarks Community Bridge
   Corporation, Bridge System Revenue Bonds,
   Series 1996,
   6.4%, 12-1-2025 .......................     3,500    3,640,000
 The Industrial Development Authority of the
   City of Kansas City, Missouri, Revenue Bonds
   (The Bishop Spencer Place, Incorporated
   Project), Series 1994,
   8.0%, 9-1-2016 ........................     2,965    3,154,019


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MISSOURI (Continued)
 The City of Lake Saint Louis, Missouri,
   Public Facilities Authority, Certificates
   of Participation (Municipal Golf Course
   Project), Series 1993,
   7.55%, 12-1-2014 ......................   $ 2,000 $  2,122,500
 Regional Convention and Sports Complex
   Authority, Convention and Sports Facility
   Project Bonds, Series C 1991 (The City of
   St. Louis, Missouri, Sponsor),
   7.9%, 8-15-2021 .......................     1,425    1,690,406
 The Industrial Development Authority of
   the City of St. Louis, Missouri,
   Industrial Revenue Refunding Bonds
   (Kiel Center Multipurpose Arena Project),
   Series 1992,
   7.75%, 12-1-2013 ......................     1,500    1,629,375
 The Industrial Development Authority of the
   City of Springfield, Missouri,
   Industrial Development Refunding Revenue
   Bonds (Health Care Realty of Springfield,
   Ltd. Project), Series 1988,
   10.25%, 12-1-2010 .....................     1,105    1,123,940
 The Industrial Development Authority of
   Callaway County, Missouri, Industrial
   Development Revenue Bonds (A.P. Green
   Refractories Co. Project), Series 1984,
   8.6%, 11-1-2014 .......................       900      983,250
   Total .................................             19,721,077

NEVADA - 0.56%
 Reno-Sparks Convention & Visitors Authority,
   Nevada, Limited Obligation Medium-Term
   Refunding Bonds, Series November 1, 1996,
   6.0%, 11-1-2006 .......................     2,640    2,640,000


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEW HAMPSHIRE - 3.55%
 New Hampshire Higher Educational and Health
   Facilities Authority:
   Hospital Revenue Bonds:
   Catholic Medical Center Issue,
   Series 1989,
   8.25%, 7-1-2013 .......................   $ 3,000 $  3,195,000
   Monadnock Community Hospital
   Issue, Series 1990,
   9.125%, 10-1-2020 .....................     1,440    1,580,400
   St. Joseph Hospital Issue,
   Series 1991,
   7.5%, 1-1-2016 ........................     1,000    1,082,500
   First Mortgage Revenue Bonds,
   RiverMead at Peterborough Issue,
   Series 1994,
   8.5%, 7-1-2024 ........................     4,110    4,551,825
   Revenue Bonds, RiverWoods at Exeter
   Issue, Series 1997A,
   6.5%, 3-1-2023 ........................     1,000    1,010,000
 The Industrial Development Authority of the
   State of New Hampshire, Pollution Control
   Revenue Bonds, Public Service Company of
   New Hampshire Project:
   1991 Tax-Exempt Series A,
   7.65%, 5-1-2021 .......................     2,000    2,130,000
   1991 Tax-Exempt Series C,
   7.65%, 5-1-2021 .......................     2,000    2,130,000
 Lisbon Regional School District, New
   Hampshire, General Obligation Capital
   Appreciation School Bonds,
   0.0%, 2-1-2013 ........................     1,720    1,120,150
   Total .................................             16,799,875


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEW JERSEY - 4.38%
 New Jersey Economic Development Authority:
   First Mortgage Revenue Fixed Rate Bonds:
   Franciscan Oaks Project - Series 1992A,
   8.5%, 10-1-2023 .......................   $ 3,500 $  3,854,375
   Winchester Gardens at Ward Homestead
   Project - Series 1996A,
   8.625%, 11-1-2025 .....................     3,000    3,198,750
   Fellowship Village Project - Series 1995A,
   9.25%, 1-1-2025 .......................     2,500    3,003,125
   Senior Mortgage Revenue Bonds, Arbor
   Glen of Bridgewater Project - Series
   1996A,
   8.75%, 5-15-2026 ......................     3,060    3,358,350
   First Mortgage Revenue Bonds, The
   Evergreens - Series 1992,
   9.25%, 10-1-2022 ......................     2,000    2,285,000
 Pollution Control Financing Authority of
   Camden County (Camden County, New Jersey),
   Solid Waste Disposal and Resource
   Recovery System Revenue Bonds,
   Series 1991B (AMT),
   7.5%, 12-1-2009 .......................     5,000    5,062,500
   Total .................................             20,762,100

NEW MEXICO - 1.36%
 City of Santa Fe, New Mexico, Industrial
   Revenue Housing Refunding Bonds (Ponce
   de Leon Limited Partnership Project),
   Series 1995,
   7.25%, 12-1-2005 ......................     3,500    3,705,625
 New Mexico Educational Assistance
   Foundation, Student Loan Purchase Bonds,
   Second Subordinate 1994 Series II-C (AMT),
   6.0%, 12-1-2008 .......................     2,705    2,755,719
   Total .................................              6,461,344


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEW YORK - 1.86%
 The City of New York, General
   Obligation Bonds, Fiscal 1998,
   5.25%, 8-1-2012 .......................   $ 5,000 $  4,931,250
 Tompkins County Industrial Development
   Agency, Life Care Community Revenue Bonds,
   1994 (Kendal at Ithaca, Inc. Project),
   7.875%, 6-1-2024 ......................     3,700    3,885,000
   Total .................................              8,816,250

NORTH CAROLINA - 0.48%
 City of Durham, North Carolina, Multifamily
   Housing Revenue Bonds (Ivy Commons Project),
   Series 1997,
   8.0%, 3-1-2029 ........................     2,250    2,264,063

OHIO - 0.69%
 Hamilton County, Ohio, Health System Revenue
   Bonds, Providence Hospital Issue,
   Series 1992,
   6.875%, 2-1-2015 ......................     2,000    2,130,000
 County of Lorain, Ohio, First Mortgage
   Revenue Bonds, 1992 Series A (Kendal at
   Oberlin Project),
   8.625%, 2-1-2022 ......................     1,000    1,130,000
   Total .................................              3,260,000

OKLAHOMA - 3.21%
 Bixby Public Works Authority, Utility
   System Revenue Bonds, Refunding
   Series 1994,
   7.25%, 11-1-2019 ......................     2,685    2,916,581
 Oklahoma County Industrial Authority,
   Industrial Development Revenue Bonds:
   1986 Series B (Choctaw Nursing
   Center Project):
   10.25%, 9-1-2016 (C) ..................     1,230    1,045,500
   10.125%, 9-1-2006 (C) .................       525      446,250
   1986 Series A (Westlake Nursing Center
   Project):
   10.25%, 9-1-2016 ......................       905      930,096
   10.125%, 9-1-2006 .....................       430      441,928
 The Clinton Public Works Authority,
   Refunding and Improvement Revenue
   Bonds, Series 1994,
   6.25%, 1-1-2019 .......................     2,575    2,655,469


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
OKLAHOMA (Continued)
 The Broken Arrow Public Golf Authority
   (Broken Arrow, Oklahoma), Recreational
   Facilities Revenue Bonds, Series 1995,
   7.25%, 8-1-2020 .......................   $ 2,025 $  2,136,375
 Trustees of the Oklahoma Ordnance Works
   Authority, Industrial Development Revenue
   Refunding Bonds (A.P. Green Industries,
   Inc. Project), Series 1992,
   8.5%, 5-1-2008 ........................     1,600    1,772,000
 The Guthrie Public Works Authority
   (Guthrie, Oklahoma), Utility System
   Revenue Bonds, Series 1994A,
   6.75%, 9-1-2019 .......................     1,415    1,529,969
 Holdenville Industrial Authority,
   Correctional Facility Revenue Bonds,
   Series 1995,
   6.7%, 7-1-2015 ........................     1,250    1,320,312
   Total .................................             15,194,480

OREGON - 1.46%
 Klamath Falls Intercommunity Hospital
   Authority, Gross Revenue Bonds,
   Series 1994 (Merle West Medical Center
   Project),
   7.1%, 9-1-2024 ........................     3,500    3,828,125
 Myrtle Creek Building Authority, Gross
   Revenue Bonds, Series 1996A (Myrtle Creek
   Golf Course Project),
   8.0%, 6-1-2021 ........................     3,000    3,063,750
   Total .................................              6,891,875

PENNSYLVANIA - 7.53%
 Delaware County Authority (Pennsylvania),
   First Mortgage Revenue Bonds
   (Riddle Village Project):
   Series 1992,
   9.25%, 6-1-2022 .......................     6,000    7,335,000
   Series 1994,
   8.25%, 6-1-2022 .......................     4,000    4,915,000


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
PENNSYLVANIA (Continued)
 Philadelphia Authority for Industrial
   Development, Commercial Development Revenue
   Refunding Bonds (Doubletree Guest Suites
   Project), Series 1997A,
   6.5%, 10-1-2027........................   $ 3,500 $  3,626,875
 Luzerne County Industrial Development
   Authority:
   Exempt Facilities Revenue Refunding Bonds,
   1992 Series A (Pennsylvania Gas and
   Water Company Project),
   7.2%, 10-1-2017 .......................     2,000    2,170,000
   Exempt Facilities Revenue Bonds, 1992
   Series B (Pennsylvania Gas and Water
   Company Project),
   7.125%, 12-1-2022 .....................     1,000    1,082,500
 Allegheny County Industrial Development
   Authority (Pennsylvania), Environmental
   Improvement Revenue Bonds (USX Corporation
   Project), Refunding Series A 1994,
   6.7%, 12-1-2020 .......................     3,000    3,236,250
 McKeesport Hospital Authority (Commonwealth
   of Pennsylvania), Hospital Revenue Bonds,
   Series of 1993 (McKeesport Hospital Project),
   6.5%, 7-1-2008 ........................     2,500    2,600,000
 Pennsylvania Economic Development Financing
   Authority, Exempt Facilities Revenue Bonds
   (MacMillan Bloedel Clarion Limited
   Partnership Project), Series of 1995,
   7.6%, 12-1-2020 .......................     2,000    2,302,500
 Allentown Area Hospital Authority, Hospital
   Revenue Bonds (Sacred Heart Hospital of
   Allentown), Series A of 1993,
   6.75%, 11-15-2014 .....................     2,115    2,257,763
 Clearfield Hospital Authority, Hospital
   Revenue and Refunding Bonds (Clearfield
   Hospital Project), Series 1994,
   6.875%, 6-1-2016 ......................     2,000    2,132,500
 South Wayne County Water and Sewer Authority
   (Wayne County, Pennsylvania), Sewer Revenue
   Bonds, Series of 1992,
   8.2%, 4-15-2013 .......................     1,780    1,848,975
 The Cambria County Industrial Development
   Authority (Pennsylvania), Pollution
   Control Revenue Refunding Bonds,
   Series 1994 (Bethlehem Steel
   Corporation Project),
   7.5%, 9-1-2015 ........................     1,440    1,558,800


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
PENNSYLVANIA (Continued)
 Wilkins Area Industrial Development Authority
   (Pennsylvania), First Mortgage Revenue
   Bonds (Longwood at Oakmont, Inc. Continuing
   Care Retirement Community Project),
   Series 1991A,
   10.0%, 1-1-2021 .......................   $   525 $    627,375
   Total .................................             35,693,538

RHODE ISLAND - 0.45%
 City of Providence, Rhode Island, Special
   Obligation Tax Increment Bonds, Series D,
   6.65%, 6-1-2016 .......................     2,000    2,127,500

SOUTH CAROLINA - 1.00%
 South Carolina State Housing, Finance
   and Development Authority, Multifamily
   Housing Mortgage Revenue Bonds (United
   Dominion-Plum Chase), Series 1991,
   8.5%, 10-1-2021 .......................     2,000    2,185,000
 McCormick County, South Carolina, Hospital
   Facilities Revenue Refunding Improvement
   Bonds, Series 1997 (McCormick Health Care
   Center Project),
   7.0%, 3-1-2018 ........................     2,530    2,539,487
   Total .................................              4,724,487

SOUTH DAKOTA - 0.44%
 South Dakota Health and Educational
   Facilities Authority, Refunding Revenue
   Bonds (Westhills Village Retirement
   Community Issue), Series 1993,
   7.25%, 9-1-2013 .......................     2,000    2,060,000


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
TENNESSEE - 1.23%
 The Industrial Development Board of the
   County of McMinn, Solid Waste Recycling
   Facilities Revenue Bonds, Series 1992
   (Calhoun Newsprint Company Project -
   Bowater Incorporated Obligor),
   7.4%, 12-1-2022 .......................   $ 2,000 $  2,225,000
 The Health and Educational Facilities
   Board of the City of Crossville, Tennessee,
   Hospital Revenue Improvement Bonds,
   Series 1992 (Cumberland Medical Center),
   6.75%, 11-1-2012 ......................     2,000    2,145,000
 Upper Cumberland Gas Utility District
   (of Cumberland County, Tennessee),
   Gas System Revenue Bonds, Series 1996,
   7.0%, 3-1-2016 ........................     1,400    1,456,000
   Total .................................              5,826,000

TEXAS - 9.08%
 AllianceAirport Authority, Inc., Special
   Facilities Revenue Bonds:
   American Airlines, Inc. Project:
   Series 1990,
   7.5%, 12-1-2029 .......................     7,885    8,584,794
   Series 1991,
   7.0%, 12-1-2011 .......................     4,700    5,416,750
   Federal Express Corporation Project,
   Series 1996,
   6.375%, 4-1-2021 ......................     8,500    8,978,125
 Harris County Health Facilities Development
   Corporation, SCH Health Care System
   Revenue Bonds (Sister of Charity of the
   Incarnate Word, Houston, Texas),
   Series 1997B,
   5.75%, 7-1-2027 .......................     6,000    6,135,000
 Dallas-Fort Worth International Airport
   Facility Improvement Corporation:
   American Airlines, Inc., Revenue Bonds,
   Series 1990,
   7.5%, 11-1-2025 .......................     2,000    2,175,000
   Delta Air Lines, Inc., Revenue Bonds,
   Series 1991,
   7.6%, 11-1-2011........................     1,300    1,430,000


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
TEXAS (Continued)
 Alvarado Industrial Development Corporation,
   Industrial Development Revenue Bonds
   (Rich-Mix Products of Texas, Inc. Project),
   Series 1996,
   7.75%, 3-1-2010 .......................   $ 3,100 $  3,119,375
 City of Houston Housing Corporation
   No. 1, First Lien Revenue Refunding
   Bonds, Series 1996 (6800 Long Drive
   Apartments - Section 8 New Construction
   Program), Houston, Texas,
   6.625%, 2-1-2020 ......................     2,305    2,330,931
 City of Houston, Texas, Airport System
   Special Facilities Revenue Bonds
   (Continental Airlines, Inc. Terminal
   Improvement Projects), Series 1997B,
   6.125%, 7-15-2027 .....................     2,000    2,055,000
 Tyler Health Facilities Development
   Corporation, Hospital Revenue Bonds
   (East Texas Medical Center Regional
   Healthcare System Project),
   Series 1993B,
   6.75%, 11-1-2025 ......................     1,500    1,584,375
 Housing Authority of the City of Odessa,
   Texas, Multifamily Mortgage Revenue Bonds,
   Series 1993A (Section 8 Assisted Project),
   6.375%, 10-1-2010 .....................     1,225    1,208,156
   Total .................................             43,017,506

UTAH - 1.17%
 Utah Housing Finance Agency, (RHA Community
   Services of Utah, Inc. Project),
   Series 1997A,
   6.875%, 7-1-2027 ......................     2,000    1,980,000
 Brigham City, Box Elder County, Utah,
   Special Assessment Bonds, Series 1990
   (Brigham City, Utah, Special Improvement
   District No. 22),
   9.25%, 8-1-2010 .......................     1,690    1,823,088
 Carbon County, Utah, Solid Waste Disposal
   Refunding Revenue Bonds, Series 1991
   (Sunnyside Cogeneration Associates Project),
   9.25%, 7-1-2018 .......................     2,500    1,750,000
   Total .................................              5,553,088


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
VERMONT - 1.61%
 Vermont Industrial Development Authority,
   Mortgage Revenue Bonds, Wake Robin
   Corporation Project, Series 1993A:
   8.75%, 4-1-2023 .......................   $ 4,465 $  4,894,756
   8.75%, 3-1-2023 .......................     2,500    2,740,625
   Total .................................              7,635,381

VIRGIN ISLANDS - 0.33%
 Virgin Islands Public Finance Authority,
   Revenue Refunding Bonds (Virgin Islands
   General Obligation/Matching Fund Loan
   Notes), Series 1992 A,
   7.25%, 10-1-2018 ......................     1,400    1,569,750

VIRGINIA - 1.40%
 Norfolk Redevelopment and Housing Authority,
   Multifamily Rental Housing Facility
   Revenue Bonds, Series 1996 (1016 Limited
   Partnership-Sussex Apartments Project),
   8.0%, 9-1-2026 ........................     3,500    3,583,125
 Fairfax County Redevelopment and Housing
   Authority, Multifamily Housing Revenue
   Refunding Bonds (Burke Shire Commons
   Apartments Project), Series 1996,
   7.6%, 10-1-2036 .......................     3,000    3,056,250
   Total .................................              6,639,375

WASHINGTON - 0.22%
 Pilchuck Development Public Corporation
   (State of Washington), Special Facilities
   Airport Revenue Bonds, Series 1993
   (TRAMCO, Inc. Project),
   6.0%, 8-1-2023 ........................     1,000    1,017,500

WEST VIRGINIA - 0.34%
 Upshur County, West Virginia, Solid Waste
   Disposal Revenue Bonds (TJ International
   Project), Series 1995,
   7.0%, 7-15-2025 .......................     1,500    1,629,375


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
WISCONSIN - 2.16%
 Wisconsin Health and Educational Facilities
   Authority, Revenue Bonds, Series 1995:
   National Regency of New Berlin, Inc.
   Project,
   8.0%, 8-15-2025 .......................   $ 4,500 $  4,741,875
   Hess Memorial Hospital Association, Inc.
   Project,
   7.75%, 11-1-2015 ......................     3,400    3,544,500
 City of Superior, Wisconsin, Water Supply
   Facilities Revenue Refunding Bonds
   (Superior Water, Light and Power Company
   Project), Series 1996,
   6.125%, 11-1-2021 .....................     1,910    1,931,487
   Total .................................             10,217,862

WYOMING - 0.58%
 Sweetwater County, Wyoming, Solid Waste
   Disposal Revenue Bonds (FMC Corporation
   Project), Series 1994B,
   6.9%, 9-1-2024 ........................     2,500    2,725,000

TOTAL MUNICIPAL BONDS - 97.74%                       $463,055,129
 (Cost: $432,918,801)

TOTAL SHORT-TERM SECURITIES - 1.31%                  $  6,213,954
 (Cost: $6,213,954)

TOTAL INVESTMENT SECURITIES - 99.05%                 $469,269,083
 (Cost: $439,132,755)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.95%       4,486,714

NET ASSETS - 100.00%                                 $473,755,797


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997


Notes to Schedule of Investments


(A) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

(B) Coupon resets weekly based on the formula 11.95% less the Kenny S&P Index. Minimum coupon rate is 0%. On February 15, 1999, rate becomes fixed at 6.65%.

(C) Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D) Coupon resets weekly based on the formula 11.95% less the Kenny S&P Index. Minimum coupon rate is 0%. On April 1, 1999, rate becomes fixed at 6.70%.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED MUNICIPAL HIGH INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997

Assets
 Investment securities - at value
   (Notes 1 and 3) ................................. $469,269,083
 Cash  .............................................      144,553
 Receivables:
   Interest ........................................    9,201,561
   Fund shares sold ................................    1,038,008
 Prepaid insurance premium  ........................       12,466
                                                     ------------
    Total assets  ..................................  479,665,671
                                                     ------------
Liabilities
 Payable for investment securities purchased  ......    4,230,000
 Payable to Fund shareholders  .....................    1,203,005
 Dividends payable  ................................      302,940
 Accrued service fee (Note 2)  .....................      122,530
 Accrued transfer agency and dividend
   disbursing (Note 2) .............................       38,700
 Accrued management fee (Note 2)  ..................        6,429
 Accrued accounting services fee (Note 2)  .........        5,000
 Other  ............................................        1,270
                                                     ------------
    Total liabilities  .............................    5,909,874
                                                     ------------
      Total net assets ............................. $473,755,797
                                                     ============
Net Assets
 $1.00 par value capital stock, authorized --
   100,000,000; shares outstanding -- 85,285,806
   Capital stock ................................... $ 85,285,806
   Additional paid-in capital ......................  353,408,216
 Accumulated undistributed income:
   Accumulated undistributed net realized
    gain on investment transactions  ...............    4,925,447
   Net unrealized appreciation in value of
    investments  ...................................   30,136,328
                                                     ------------
    Net assets applicable to outstanding
      units of capital ............................. $473,755,797
                                                     ============
Net asset value per share (net assets divided
 by shares outstanding)  ...........................        $5.55
                                                            =====


                       See notes to financial statements.

UNITED MUNICIPAL HIGH INCOME FUND, INC.
STATEMENT OF OPERATIONS
For the Fiscal Year Ended SEPTEMBER 30, 1997

Investment Income
 Interest and amortization (Note 1B)  ..............  $29,717,646
                                                      -----------
 Expenses (Note 2):
   Investment management fee .......................    2,131,973
   Service fee .....................................      574,094
   Transfer agency and dividend disbursing .........      372,304
   Accounting services fee .........................       60,000
   Audit fees ......................................       20,291
   Legal fees ......................................       20,183
   Custodian fees ..................................       18,045
   Other ...........................................      136,251
                                                      -----------
    Total expenses  ................................    3,333,141
                                                      -----------
      Net investment income ........................   26,384,505
                                                      -----------
Realized and Unrealized Gain on Investments
 (Notes 1 and 3)
 Realized net gain on investments  .................    6,519,836
 Unrealized appreciation in value of
   investments during the period ...................   13,763,713
                                                      -----------
   Net gain on investments .........................   20,283,549
                                                      -----------
    Net increase in net assets resulting
      from operations ..............................  $46,668,054
                                                      ===========


                       See notes to financial statements.

UNITED MUNICIPAL HIGH INCOME FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
                                           For the fiscal year
                                            ended September 30,
                                      -----------------------------
                                             1997        1996
                                      --------------   ------------
Increase in Net Assets
 Operations:
   Net investment income ...............$ 26,384,505 $ 25,039,519
   Realized net gain on
    investments  .......................   6,519,836    2,528,353
   Unrealized appreciation .............  13,763,713      772,319
                                        ------------ ------------
    Net increase in net assets
      resulting from operations ........  46,668,054   28,340,191
                                        ------------ ------------
 Distributions to shareholders (Note 1D):*
   From net investment income .......... (26,384,505) (25,039,519)
   Realized net gain (loss) on investment
    transactions  ......................  (1,101,874)         ---
                                        ------------ ------------
                                         (27,486,379) (25,039,519)
                                        ------------ ------------
 Capital share transactions:
   Proceeds from sale of shares
    (14,043,014 and 7,034,526 shares,
    respectively)  .....................  76,429,172   37,292,742
   Proceeds from reinvestment of
    dividends and/or capital gains
    distribution (4,105,285 and 3,840,968
    shares, respectively)  .............  22,249,624   20,390,179
   Payments for shares redeemed
    (8,115,149 and 8,297,041 shares,
    respectively)  ..................... (43,928,367) (43,964,829)
                                        ------------ ------------
    Net increase in net assets
      resulting from capital
      share transactions ...............  54,750,429   13,718,092
                                        ------------ ------------
      Total increase ...................  73,932,104   17,018,764
Net Assets
 Beginning of period  .................. 399,823,693  382,804,929
                                        ------------ ------------
 End of period  ........................$473,755,797 $399,823,693
                                        ============ ============
   Undistributed net investment
    income  ............................        $---         $---
                                                ====         ====

                    *See "Financial Highlights" on page 30.


                       See notes to financial statements.

UNITED MUNICIPAL HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS
For a Share of Capital Stock Outstanding
Throughout Each Period:
                                  For the fiscal year ended
                                         September 30,
                             ------------------------------------
                               1997   1996    1995   1994    1993
                             ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ...........          $5.31  $5.27   $5.12  $5.53   $5.23
                              -----  -----   -----  -----   -----
Income from investment
 operations:
 Net investment
   income...........            .34    .34     .35    .34     .35
 Net realized and
   unrealized gain
   (loss) on
   investments .....            .25    .04     .17  (0.34)    .34
                              -----  -----   -----  -----   -----
Total from investment
 operations  .......            .59    .38     .52   0.00     .69
                              -----  -----   -----  -----   -----
Less distributions:
 declared from net
 investment income            (0.34)  (0.34) (0.35) (0.34)  (0.35)
 Distribution from
   capital gains ...          (0.01) (0.00)  (0.00) (0.07)  (0.04)
 Distribution in excess
   of capital gains.          (0.00) (0.00)  (0.02) (0.00)  (0.00)
                              -----  -----   -----  -----   -----
Total distributions.          (0.35) (0.34)  (0.37) (0.41)  (0.39)
                              -----  -----   -----  -----   -----
Net asset value, end
 of period  ........          $5.55  $5.31   $5.27  $5.12   $5.53
                              =====  =====   =====  =====   =====
Total return* ......          11.45%  7.40%  10.63%  0.05%  13.77%
Net assets, end
 of period (000
 omitted) ..........       $473,756$399,824$382,805$345,162$329,373
Ratio of expenses to
 average net
 assets  ...........           0.78%  0.81%   0.76%  0.76%   0.70%
Ratio of net investment
 income to average
 net assets  .......           6.19%  6.41%   6.75%  6.39%   6.49%
Portfolio turnover
 rate  .............          19.47% 26.91%  19.07% 26.26%  26.13%

*Total return calculated without taking into account the sales load deducted on an initial purchase.

                       See notes to financial statements.

UNITED MUNICIPAL HIGH INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1997

NOTE 1 -- Significant Accounting Policies

     United Municipal High Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide a high level of income which is not subject to Federal income taxation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Municipal bonds and the taxable obligations in the Fund's investment portfolio are not listed or traded on any securities exchange. Therefore, municipal bonds are valued using a pricing system provided by a pricing service or dealer in bonds. Short-term debt securities, whether taxable or nontaxable, are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code) and premiums on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. In addition, the Fund intends to meet requirements of the Internal Revenue Code which will permit it to pay dividends from net investment income, substantially all of which will be exempt from Federal income tax. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- All of the Fund's net investment income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryforwards.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .10% of net assets and (ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $18.0 billion of combined net assets at September 30, 1997) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and .36% of that amount over $12 billion. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10           $      0
           From $   10 to $   25           $ 10,000
           From $   25 to $   50           $ 20,000
           From $   50 to $  100           $ 30,000
           From $  100 to $  200           $ 40,000
           From $  200 to $  350           $ 50,000
           From $  350 to $  550           $ 60,000
           From $  550 to $  750           $ 70,000
           From $  750 to $1,000           $ 85,000
                $1,000 and Over            $100,000

     The Fund also pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares was paid in that month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions (which are not an expense of the Fund) of $1,450,698, out of which W&R paid sales commissions of $801,377 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Distribution and Service Plan adopted by the Fund for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed .25% of the Fund's average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     The Fund paid Directors' fees of $15,975, which are included in other expenses.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company, and United Investors Management Company, a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Purchases of investment securities, other than U.S. Government and short-term securities, aggregated $131,725,579, while proceeds from maturities and sales aggregated $81,010,522. Purchases of short-term securities aggregated $180,057,668, while proceeds from maturities and sales aggregated $179,825,803. No U.S. Government securities were bought or sold during the period ended September 30, 1997.

     For Federal income tax purposes, cost of investments owned at September 30, 1997 was $439,603,277, resulting in net unrealized appreciation of $29,665,806, of which $31,441,559 related to appreciated securities and $1,775,753 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized capital gain net income of $6,216,572 during its fiscal year ended September 30, 1997. A portion of the realized capital gain was paid to shareholders during the period ended September 27, 1997. Remaining net capital gains will be distributed to the Fund's shareholders.

NOTE 5 -- Multiclass Operations

     On January 30, 1996, the Fund was authorized to offer investors a choice of two classes of shares, Class A and Class Y, each of which has equal rights as to assets and voting privileges. Class A shares represent existing shareholders; Class Y shares are offered through a separate Prospectus to certain institutional investors. Class Y shares are not subject to a sales charge on purchases; they are not subject to a Rule 12b-1 Distribution and Service Plan and have a separate transfer agency and dividend disbursement services fee structure. As of September 30, 1997, the Fund had not commenced multiclass operations.

INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholders,
United Municipal High Income Fund, Inc.:


     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of United Municipal High Income Fund, Inc. (the "Fund") as of September 30, 1997, the related statements of operations and changes in net assets for the year then ended, and the financial highlights for the year then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit. The financial statements and the financial highlights of the Fund for each of the periods in the four-year period ended September 30, 1996 were audited by other auditors whose report, dated November 8, 1996, expressed an unqualified opinion on those statements and financial highlights.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of United Municipal High Income Fund, Inc. as of September 30, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended in conformity with generally accepted accounting principles.




Deloitte & Touche LLP
Kansas City, Missouri
November 7, 1997

INCOME TAX INFORMATION

Dividends are declared and recorded by the Fund on each day the New York Stock Exchange is open for business. Dividends are paid monthly.

Exempt Interest Dividends - The exempt interest portion of dividends paid represents the distribution of state and municipal bond interest and is exempt from Federal income taxation.

The table below shows the taxability of dividends paid during the fiscal year ended September 30, 1997:

                         PERCENTAGE OF AMOUNTS PAID REPORTABLE AS:
     -------------------------------------------------------------
                        For Individuals         For Corporations
           ------------------------------- -----------------------------
Record      Ordinary    ExemptLong-Term     Non- ExemptLong-Term
 Date         Income  InterestCapital GainQualifyingInterestCapitalGain
-------------------------------------------------------------------------
October
  through
  December
  1996       1.0441%  98.9559%     ---%  1.0441%98.9559%    ---%
December 1996
  Security Profit
  Distribution6.8123%     ---% 93.1877&  6.8123%   ---% 93.1877%
January
  through
  September
  1997       2.0034%  97.9966%     ---%  2.0034%97.9966%    ---%

NON-QUALIFYING DIVIDENDS -- The non-qualifying portion of distributions represents the taxable portion of dividends paid and does not qualify for the dividends received deduction for corporations.

The actual taxable amounts of dividends will be reported to you on Form 1099-DIV after the close of the applicable calendar year.

Income from the Fund may be subject to the alternative minimum tax. Shareholders are advised to consult with their tax advisors concerning the tax treatment of dividends and distributions from the Fund.

                          Shareholder Meeting Results

A special meeting of shareholders of United Municipal High Income Fund, Inc. was held on July 24, 1997. The matters voted upon by the shareholders and the resulting votes for each matter are presented below.

Item 1.To elect the Board of Directors;
                                                       Broker
                                  For     WithheldNon-Votes*
      Henry L. Bellmon        43,247,126   773,050         0
      Dodds I. Buchanan       43,288,216   731,960         0
      James M. Concannon      43,290,913   729,263         0
      John A. Dillingham      43,240,748   779,428         0
      Linda Graves            43,279,893   740,283         0
      John F. Hayes           43,243,478   776,698         0
      Glendon E. Johnson      43,249,927   770,249         0
      William T. Morgan       43,285,417   734,759         0
      Ronald K. Richey        43,293,323   726,853         0
      William L. Rogers       43,286,018   734,158         0
      Frank J. Ross, Jr.      43,279,929   740,247         0
      Eleanor B. Schwartz     43,296,069   724,107         0
      Keith A. Tucker         43,286,584   733,592         0
      Frederick Vogel III     43,286,532   733,644         0
      Paul S. Wise            43,241,596   778,580         0

Item 2.To ratify the selection of Deloitte & Touche LLP as the Fund's independent accountants for its current fiscal year;
                                            Broker
               For     Against   AbstainNon-Votes*
          41,701,705    163,493 2,154,978        0

Item 3.To approve or disapprove changes to the following fundamental investment policies and restrictions:

       3.1  Elimination of Fundamental Restriction Regarding Restricted
            Securities
                                            Broker
               For     Against   AbstainNon-Votes*
          39,770,439 1,001,496 3,065,823   182,418

       3.2 Modification and/or Elimination of Fundamental Restrictions Regarding Options, Commodities, Forward Contracts and/or Futures Contracts
                                            Broker
               For     Against   AbstainNon-Votes*
          39,722,559 1,056,068 3,059,131   182,418

       3.3 Elimination of Fundamental Restrictions Regarding Mortgaging or Pledging Securities
                                            Broker
               For     Against   AbstainNon-Votes*
          39,745,121 1,033,559 3,059,078   182,418

       3.4 Modification of Fundamental Restriction Regarding Margin Purchases of Securities
                                            Broker
               For     Against   AbstainNon-Votes*
          39,721,889 1,056,791 3,059,078   182,418

       3.5 Modification of Fundamental Restriction Regarding Short Sales of Securities
                                            Broker
               For     Against   AbstainNon-Votes*
          39,818,545    960,082 3,059,131  182,418

       3.6  Elimination of Fundamental Restriction Regarding Arbitrage
            Transactions
                                            Broker
               For     Against   AbstainNon-Votes*
          39,812,575    966,105 3,059,078  182,418

       3.7 Elimination of Fundamental Restriction Regarding Investments in Issuers Whose Securities are Owned by Certain Persons
                                            Broker
               For     Against   AbstainNon-Votes*
          39,878,991    899,689 3,059,078  182,418

       3.8  Modification of Fundamental Policy Regarding Loans
                                            Broker
               For     Against   AbstainNon-Votes*
          39,864,749    913,931 3,059,078  182,418

Item 4.To amend the terms of the service plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.
                                            Broker
               For     Against   AbstainNon-Votes*
          38,486,760 1,284,401 4,249,015         0

*Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

DIRECTORS
Ronald K. Richey, Birmingham, Alabama, Chairman of the Board
Henry L. Bellmon, Red Rock, Oklahoma
Dodds I. Buchanan, Boulder, Colorado
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
Linda Graves, Topeka, Kansas
John F. Hayes, Hutchinson, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
William L. Rogers, Los Angeles, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Keith A. Tucker, Overland Park, Kansas
Frederick Vogel III, Milwaukee, Wisconsin
Paul S. Wise, Carefree, Arizona


OFFICERS

Keith A. Tucker, President
Robert L. Hechler, Vice President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Sharon K. Pappas, Vice President and Secretary
Carl E. Sturgeon, Vice President


This report is submitted for the general information of the shareholders of United Municipal High Income Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United Municipal High Income Fund, Inc. current prospectus.

The United Group of Mutual Funds

United Cash Management, Inc.
United Government Securities Fund, Inc.
United Bond Fund
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Continental Income Fund, Inc.
United Retirement Shares, Inc.
United Asset Strategy Fund, Inc.
United Income Fund
United Accumulative Fund
United Vanguard Fund, Inc.
United New Concepts Fund, Inc.
United Science and Technology Fund
United International Growth Fund, Inc.
United Gold & Government Fund, Inc.


















FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (800) 366-5465

Our INTERNET address is:
  http://www.waddell.com

NUR1014A(9-97)

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